Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Operating costs	$ 1,064,279	$ 1,094,880	$ 1,178,183	$ 1,954,759	$ 1,781,700
Loss from operations	(1,064,279)	(1,094,880)	(1,178,183)	(1,954,759)	(1,781,700)
Other income (expense):
Change in fair value of warrant liability	460,000	283,000	283,000	6,584,150	5,653,850
Change in fair value of forward purchase unit liability	210,445	(11,832)	(11,832)	421,408	(490,184)
Earnings on marketable securities held in Trust Account	1,091,094	0	0	1,269,864	1,669
Unrealized gain on marketable securities held in Trust Account	0	423	423	0	3,115
Other income, net	1,761,539	271,591	271,591	8,275,422	5,168,450
Income (loss) before provision for income taxes	697,260	(823,289)	(906,592)	6,320,663
Provision for income taxes	(203,688)	0	0	(203,688)
Net income (loss)	$ 493,572	$ (823,289)	$ (906,592)	$ 6,116,975	$ 3,386,750
Class A Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	20,743,568	4,000,000	1,936,842	22,239,591	8,890,071
Weighted average shares outstanding of redeemable, Diluted	20,743,568	4,000,000	1,936,842	22,239,591	8,890,071
Basic and diluted net income per share, redeemable, Basic	$ 0.05	$ 1.43	$ 2.95	$ 0.16	$ 1.03
Basic and diluted net income per share, redeemable, Diluted	$ 0.05	$ 1.43	$ 2.95	$ 0.16	$ 1.03
Non Redeemable Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding of redeemable, Diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net income per share, redeemable, Basic	$ (0.1)	$ (1.14)	$ (1.15)	$ 0.45	$ (1)
Basic and diluted net income per share, redeemable, Diluted	$ (0.1)	$ (1.14)	$ (1.15)	$ 0.45	$ (1)